Loans and Allowance for Credit Losses, Loans by Delinquency Status, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
By delinquency status:
Loans, 90 days or more past due and still accruing	$ 14,380		$ 17,810
Nonaccrual loans	11,382		12,848
Loans	916,559	[1]	862,551	[1]	$ 822,286	$ 798,351	$ 769,631
Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	13,373		16,827
Total Commercial [Member]
By delinquency status:
Nonaccrual loans	2,424		2,239
Loans	456,583		414,826		377,090	359,814	344,709
Commercial and Industrial Loans [Member]
By delinquency status:
Nonaccrual loans	1,363		538
Loans	299,892		271,795		235,358	223,703	205,824
Commercial real estate mortgage [Member]
By delinquency status:
Nonaccrual loans	969		1,490
Loans	122,160		111,996		112,427	106,392	106,028
Construction Loans [Member]
By delinquency status:
Nonaccrual loans	66		187
Loans	22,164		18,728		16,934	16,983	19,470
Lease Financing [Member]
By delinquency status:
Nonaccrual loans	26		24
Loans	12,367		12,307		$ 12,371	$ 12,736	$ 13,387
Student Loans, Government Guaranteed [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	26		63
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
By delinquency status:
Current-29 DPD and still accruing	452,495		410,252
30-89 DPD and still accruing	838		781
Loans, 90 days or more past due and still accruing	114		47
Nonaccrual loans	2,424		2,239
Loans, excluding Purchased Credit Impaired Loans	455,871		413,319
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Current-29 DPD and still accruing	297,847		270,624
30-89 DPD and still accruing	507		527
Loans, 90 days or more past due and still accruing	97		31
Nonaccrual loans	1,363		538
Loans, excluding Purchased Credit Impaired Loans	299,814		271,720
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial real estate mortgage [Member]
By delinquency status:
Current-29 DPD and still accruing	120,415		109,032
30-89 DPD and still accruing	221		197
Loans, 90 days or more past due and still accruing	13		16
Nonaccrual loans	969		1,490
Loans, excluding Purchased Credit Impaired Loans	121,618		110,735
Loans Excluding Purchased Credit-Impaired Loans [Member] | Construction Loans [Member]
By delinquency status:
Current-29 DPD and still accruing	21,920		18,345
30-89 DPD and still accruing	82		25
Loans, 90 days or more past due and still accruing	4		0
Nonaccrual loans	66		187
Loans, excluding Purchased Credit Impaired Loans	22,072		18,557
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
By delinquency status:
Current-29 DPD and still accruing	12,313		12,251
30-89 DPD and still accruing	28		32
Loans, 90 days or more past due and still accruing	0		0
Nonaccrual loans	26		24
Loans, excluding Purchased Credit Impaired Loans	12,367		12,307
PCI Loans Carrying Value [Member]
By delinquency status:
Current-29 DPD and still accruing	19,971		23,320
Total PCI loans (carrying value)	19,971		23,320
PCI Loans Carrying Value [Member] | Total Commercial [Member]
By delinquency status:
Current-29 DPD and still accruing	712		1,507
Total PCI loans (carrying value)	712		1,507					$ 18,700
PCI Loans Carrying Value [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Total PCI loans (carrying value)	78		75
PCI Loans Carrying Value [Member] | Commercial real estate mortgage [Member]
By delinquency status:
Total PCI loans (carrying value)	542		1,261
PCI Loans Carrying Value [Member] | Construction Loans [Member]
By delinquency status:
Total PCI loans (carrying value)	92		171
PCI Loans Carrying Value [Member] | Lease Financing [Member]
By delinquency status:
Total PCI loans (carrying value)	$ 0		$ 0

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.